ACCOUNTS RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE-3- ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	September 30, 2022	December 31 2021
Accounts receivable	$14,281,922	$7,991,037
Allowance for doubtful accounts	-	-
Accounts receivable, net	$14,281,922	$7,991,037

The Company’s accounts receivable primarily includes balance due from customers when the Company’s products are sold and delivered to customers.

NOTE-3- ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31, 2021	December 31 2020
Accounts receivable	$7,991,037	$12,002,454
Allowance for doubtful accounts	-	(75,619)
Accounts receivable, net	$7,991,037	$11,926,835

The Company’s accounts receivable primarily includes balance due from customers when the Company’s products are sold and delivered to customers.